Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Refundable clinical deposits	$ 337	$ 672	$ 1,891
Tax refund receivable	25	229	201
Refundable security deposit		0	187
Prepaid insurance	3,050	47	61
Other prepaids and current assets	1,207	129	184
Total prepaid expenses and other current assets	$ 4,619	$ 1,077	$ 2,524